GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.07%
21,536	Air Products and Chemicals Inc	$ 5,515,585
92,396	Alcoa Corp(a)	4,521,860
208,232	Axalta Coating Systems Ltd(a)	6,078,292
88,856	CF Industries Holdings Inc	4,959,942
21,033	Chemours Co	611,219
12,237	Freeport-McMoRan Inc	398,069
23,649	International Flavors & Fragrances Inc	3,162,344
53,937	Mosaic Co	1,926,630
9,678	NewMarket Corp	3,278,616
5,659	Olin Corp	273,047
62,375	United States Steel Corp	1,370,379
54,777	Westlake Chemical Corp	4,992,376
		37,088,359
Communications — 8.23%
496	Alphabet Inc Class A(a)	1,326,066
46,553	eBay Inc	3,243,347
10,110	F5 Networks Inc(a)	2,009,666
1,151	Facebook Inc Class A(a)	390,638
188,330	Interpublic Group of Cos Inc	6,906,061
233,302	Juniper Networks Inc	6,420,471
77,281	Liberty Global PLC Class C(a)	2,276,698
131,468	New York Times Co Class A	6,477,428
294,888	News Corp Class A	6,938,715
35,762	Nexstar Media Group Inc Class A	5,434,394
98,353	Omnicom Group Inc	7,126,658
6,960	Palo Alto Networks Inc(a)	3,333,840
120,532	Sirius XM Holdings Inc(b)	735,245
36,940	VeriSign Inc(a)	7,573,070
		60,192,297
Consumer, Cyclical — 11.68%
40,137	Alaska Air Group Inc(a)	2,352,028
74,291	Boyd Gaming Corp(a)	4,699,649
38,495	Capri Holdings Ltd(a)	1,863,543
23,559	Copa Holdings SA Class A(a)	1,917,232
50,205	Dick's Sporting Goods Inc	6,013,053
68,400	Dolby Laboratories Inc Class A	6,019,200
53,505	Foot Locker Inc	2,443,038
167,202	Ford Motor Co(a)	2,367,580
107,983	General Motors Co(a)	5,691,784
122,008	Harley-Davidson Inc	4,466,713
26,175	Hyatt Hotels Corp Class A(a)	2,018,092
83,543	Kohl's Corp	3,934,040
38,252	Lear Corp	5,985,673
14,142	Lennar Corp Class A	1,324,822
130,523	LKQ Corp(a)	6,567,917
38,640	Marriott Vacations Worldwide Corp	6,079,231
56,084	Penn National Gaming Inc(a)	4,063,847
120,182	PulteGroup Inc	5,518,758
52,926	Ralph Lauren Corp	5,876,903
71,219	Skechers USA Inc Class A(a)	2,999,744
Shares		Fair Value
Consumer, Cyclical — (continued)
25,429	Toll Brothers Inc	$ 1,405,969
5,629	Travel + Leisure Co	306,949
26,030	Walgreens Boots Alliance Inc	1,224,712
3,432	Wyndham Hotels & Resorts Inc	264,916
		85,405,393
Consumer, Non-Cyclical — 15.65%
6,234	AbbVie Inc	672,462
9,431	AMERCO	6,092,709
137,573	Archer-Daniels-Midland Co	8,255,756
6,686	Biogen Inc(a)	1,892,071
41,743	BioMarin Pharmaceutical Inc(a)	3,226,317
126,814	Campbell Soup Co	5,302,093
8,340	Cigna Corp	1,669,334
58,594	Darling Ingredients Inc(a)	4,212,909
116,744	DENTSPLY SIRONA Inc	6,776,989
7,374	FTI Consulting Inc(a)	993,278
18,462	Gartner Inc(a)	5,610,233
12,075	Global Payments Inc	1,902,778
65,490	Henry Schein Inc(a)	4,987,718
101,389	Hologic Inc(a)	7,483,522
8,523	Horizon Therapeutics PLC(a)	933,610
1,340	ICU Medical Inc(a)	312,729
32,908	IQVIA Holdings Inc(a)	7,882,782
28,060	Johnson & Johnson	4,531,690
24,007	Laboratory Corp of America Holdings(a)	6,756,530
56,576	ManpowerGroup Inc	6,126,049
1,638	Moderna Inc(a)	630,401
13,858	Molina Healthcare Inc(a)	3,759,814
72,924	Nielsen Holdings PLC	1,399,411
27,740	Philip Morris International Inc	2,629,475
130,268	QIAGEN NV(a)	6,732,250
2,017	S&P Global Inc	857,003
3,599	Sage Therapeutics Inc(a)	159,472
9,321	Syneos Health Inc(a)	815,401
13,940	Teleflex Inc	5,249,107
5,116	United Therapeutics Corp(a)	944,311
20,865	Universal Health Services Inc Class B	2,887,090
7,856	Vertex Pharmaceuticals Inc(a)	1,425,000
50,194	Viatris Inc	680,129
4,293	Zimmer Biomet Holdings Inc	628,323
		114,418,746
Energy — 3.05%
79,266	APA Corp	1,698,670
106,241	Baker Hughes Co	2,627,340
57,027	Cimarex Energy Co	4,972,755
7,131	Diamondback Energy Inc	675,092
211,030	Halliburton Co	4,562,469
36,741	Hess Corp	2,869,839
144,912	Marathon Oil Corp	1,980,947
58,525	Targa Resources Corp	2,880,015
		22,267,127

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Financial — 29.77%
20,693	Air Lease Corp	$ 814,063
147,166	Ally Financial Inc	7,512,824
175,524	American Homes 4 Rent REIT Class A	6,690,975
175,159	Arch Capital Group Ltd(a)	6,687,571
276,710	Brixmor Property Group Inc REIT	6,118,058
110,180	Brown & Brown Inc	6,109,481
47,678	Camden Property Trust REIT	7,031,075
20,269	Capital One Financial Corp	3,282,970
31,957	Chubb Ltd	5,543,900
6,354	Citigroup Inc	445,924
153,933	Citizens Financial Group Inc	7,231,772
58,936	CubeSmart REIT	2,855,449
79,100	Equity LifeStyle Properties Inc REIT	6,177,710
42,667	Evercore Inc Class A	5,703,298
10,653	Everest Re Group Ltd	2,671,559
120,761	First Horizon Corp	1,967,197
122,308	First Industrial Realty Trust Inc REIT	6,369,801
73,660	Globe Life Inc	6,557,950
135,056	Highwoods Properties Inc REIT	5,923,556
206,479	Invitation Homes Inc REIT	7,914,340
104,068	Jefferies Financial Group Inc	3,864,045
356,087	KeyCorp	7,698,601
11,766	Life Storage Inc REIT	1,350,031
36,793	Marsh & McLennan Cos Inc	5,571,564
11,472	MetLife Inc	708,166
114,598	National Retail Properties Inc REIT	4,949,488
259,367	Old Republic International Corp	5,999,159
136,197	PacWest Bancorp	6,172,448
30,503	Primerica Inc	4,686,176
44,268	Prologis Inc REIT	5,552,535
33,864	Raymond James Financial Inc	3,124,970
15,551	Rayonier Inc REIT	554,860
360,482	Regions Financial Corp	7,681,871
57,702	Reinsurance Group of America Inc	6,419,924
7,298	Santander Consumer USA Holdings Inc(a)	304,327
102,083	SEI Investments Co	6,053,522
41,510	Sun Communities Inc REIT	7,683,501
160,718	Synchrony Financial	7,855,896
6,848	Synovus Financial Corp	300,559
300,954	Umpqua Holdings Corp	6,094,318
45,057	US Bancorp	2,678,188
103,645	Voya Financial Inc	6,362,766
26,592	W R Berkley Corp	1,946,002
25,314	Webster Financial Corp	1,378,600
266,126	Western Union Co	5,381,068
101,506	Weyerhaeuser Co REIT	3,610,568
		217,592,626
Shares		Fair Value
Industrial — 13.26%
99,243	AECOM(a)	$ 6,267,196
64,668	AMETEK Inc	8,019,479
58,568	Clean Harbors Inc(a)	6,083,458
14,021	Crown Holdings Inc	1,413,036
19,674	Kirby Corp(a)	943,565
22,028	Lennox International Inc	6,479,977
12,165	Louisiana-Pacific Corp	746,566
70,508	MasTec Inc(a)	6,083,430
10,268	National Instruments Corp	402,814
187,923	nVent Electric PLC	6,075,551
113,119	Otis Worldwide Corp	9,307,431
25,770	Owens Corning	2,203,335
30,749	Parker-Hannifin Corp	8,598,035
3,425	Regal Rexnord Corp	514,915
15,372	Republic Services Inc	1,845,562
72,714	Ryder System Inc	6,014,175
31,919	Snap-on Inc	6,669,475
47,544	Stanley Black & Decker Inc	8,334,939
39,027	SYNNEX Corp	4,062,711
36,139	Vulcan Materials Co	6,113,273
3,881	Woodward Inc	439,329
3,823	XPO Logistics Inc(a)	304,234
		96,922,486
Technology — 6.84%
49,852	Amdocs Ltd	3,774,295
86,629	Cerner Corp	6,109,077
73,544	Cognizant Technology Solutions Corp Class A	5,457,700
2,021	DocuSign Inc(a)	520,266
18,424	DXC Technology Co(a)	619,231
17,407	Fortinet Inc(a)	5,083,540
3,060	HubSpot Inc(a)	2,068,835
5,603	Intuit Inc	3,022,874
16,501	Manhattan Associates Inc(a)	2,525,148
2,639	MongoDB Inc(a)	1,244,315
4,515	NetApp Inc	405,266
20,227	ON Semiconductor Corp(a)	925,790
77,857	SS&C Technologies Holdings Inc	5,403,276
37,262	VMware Inc Class A(a)(b)	5,540,860
129,391	Western Digital Corp(a)	7,302,828
		50,003,301
Utilities — 6.07%
310,792	AES Corp	7,095,381
48,243	American Electric Power Co Inc	3,916,367
123,923	CMS Energy Corp	7,401,921
70,032	DTE Energy Co	7,823,275
88,194	NRG Energy Inc	3,600,961
7,006	Pinnacle West Capital Corp	506,954
282,713	PPL Corp	7,882,039
5,326	Sempra Energy	673,739

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Utilities — (continued)
61,813	WEC Energy Group Inc	$ 5,451,906
		44,352,543
TOTAL COMMON STOCK — 99.62% (Cost $698,972,986)		$728,242,878
GOVERNMENT MONEY MARKET MUTUAL FUNDS
322,000	BlackRock FedFund Institutional Class(c), 0.03%(d)	322,000
425,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.03%(d)	425,000
425,000	Invesco Government & Agency Portfolio Institutional Class(c), 0.03%(d)	425,000
425,000	JPMorgan U.S. Government Money Market Fund Capital Shares(c), 0.03%(d)	425,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.22% (Cost $1,597,000)		$1,597,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.47%
$1,201,295	Undivided interest of 1.30% in a repurchase agreement (principal amount/value $92,234,491 with a maturity value of $92,234,619) with RBC Capital Markets Corp, 0.05%, dated 9/30/21 to be repurchased at $1,201,295 on 10/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/21 - 5/1/58, with a value of $94,079,185.(c)	1,201,295
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,201,295	Undivided interest of 1.58% in a repurchase agreement (principal amount/value $75,803,310 with a maturity value of $75,803,415) with Bank of America Securities Inc, 0.05%, dated 9/30/21 to be repurchased at $1,201,295 on 10/1/21 collateralized by Federal National Mortgage Association securities, 1.50% - 5.00%, 9/1/31 - 7/1/60, with a value of $77,319,376.(c)	$ 1,201,295
1,058,550	Undivided interest of 7.35% in a repurchase agreement (principal amount/value $14,411,175 with a maturity value of $14,411,199) with Citigroup Global Markets Inc, 0.06%, dated 9/30/21 to be repurchased at $1,058,550 on 10/1/21 collateralized by U.S. Treasury securities, 0.13% - 2.75%, 6/30/22 - 2/15/28, with a value of $14,699,399.(c)	1,058,550
TOTAL SHORT TERM INVESTMENTS — 0.47% (Cost $3,461,140)		$3,461,140
TOTAL INVESTMENTS — 100.31% (Cost $704,031,126)		$733,301,018
OTHER ASSETS & LIABILITIES, NET — (0.31)%		$(2,287,813)
TOTAL NET ASSETS — 100.00%		$731,013,205

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2021.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2021.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
At September 30, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
S&P Mid 400® Emini Futures	1	USD	263,320	December 2021	$(8,794)
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 13 futures contracts for the reporting period.

September 30, 2021